Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 353
Additions	53
Usage	(41)
Reversals	(12)
Ending balance	353
Current	55	$ 65
Non-current	298	288
Total other provisions	353	353
AROs
Reconciliation of changes in other provisions [abstract]
Beginning balance	161
Additions	25
Usage	(7)
Reversals	(1)
Ending balance	178
Current	29
Non-current	149
Total other provisions	178	161
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	192
Additions	28
Usage	(34)
Reversals	(11)
Ending balance	175
Current	26
Non-current	149
Total other provisions	$ 175	$ 192